INVESTMENT IN PUBLIC COMPANY	3 Months Ended
Jun. 30, 2024
Investment In Public Company
INVESTMENT IN PUBLIC COMPANY

NOTE 7. INVESTMENT IN PUBLIC COMPANY

The following is a discussion of the Company’s investment in Intensity.

Intensity Therapeutics, Inc.

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity, a private clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the Acquisition Date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through other comprehensive income (“OCI”). Upon Intensity’s initial public offering (“IPO”) effective June 30, 2023, discussed below, the fair value of the asset is determined by quoted market price.

On July 5, 2023, Intensity completed an IPO of its common stock selling 3,900,000 shares at a price of $5.00 per share generating net proceeds of approximately $16.2 million. In connection with the offering, Intensity’s common stock began trading on Nasdaq on June 30, 2023, under the ticker symbol “INTS.” The Company received an additional 2,659 shares in connection with the offering pursuant to certain anti-dilution rights. Intensity sold its overallotment shares totaling 585,000 shares, which closed on July 7, 2023.

The Company’s lock-up with respect to Intensity shares expired on January 2, 2024. The Board authorized and, in January 2024, began selling its shares in Intensity on Nasdaq. In accordance with the accounting for the investment in Intensity as fair value through other comprehensive income (“FVTOCI”), the cumulative OCI of $3.7 million at March 31, 2023 was transferred to accumulative deficit in connection with the sale of Intensity in 2024. During the quarter ended March 31, 2024, the Company sold 100% of its investment in Intensity for proceeds of $2.812 million and recognized a gain of $0.725 million.

In addition, the Company recorded an unrecognized gain of $1.769 million through OCI during the three months ended June 30, 2023.